Common Stock and Additional Paid-in Capital (Tables)	6 Months Ended
Jun. 30, 2016
Common Stock and Additional Paid-in Capital [Abstract]
Common Stock and Additional Paid-in Capital
	Number of non-vested shares	Weighted average grant date fair value per non vested shares

Balance December 31, 2015	405,298	10.80
Forfeited	(155,298)	10.08
Balance June 30, 2016	250,000	11.24